Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Class A | Chubb Limited [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Class A | Visa Inc. Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Class A | Ameriprise Financial Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class A | Fiserv Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class A | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class A | Intercontinental Exchange Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class A | U.S. Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class A | Brown & Brown Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class A | Charles Schwab Corp/The [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class C | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Class C | Chubb Limited [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Class C | Visa Inc. Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Class C | Ameriprise Financial Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class C | Fiserv Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class C | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class C | Intercontinental Exchange Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class C | U.S. Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class C | Brown & Brown Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class C | Charles Schwab Corp/The [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class I | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Class I | Chubb Limited [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Class I | Visa Inc. Shares [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Class I | Ameriprise Financial Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class I | Fiserv Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class I | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class I | Intercontinental Exchange Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class I | U.S. Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class I | Brown & Brown Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class I | Charles Schwab Corp/The [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class A | Fidelity Investments Money Market - Government Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Class A | United States Treasury Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class A | Apple Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class A | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class A | Amazon.com Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class A | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class A | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class A | Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class A | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	67.30%
Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Class A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Class A | U.S. Government Agency Issues [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class A | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class A | Foreign Government Agency Issues [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class A | Collateralized Mortgage Obligations [Memeber]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(0.30%)
Class C | Fidelity Investments Money Market - Government Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Class C | United States Treasury Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class C | Apple Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class C | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class C | Amazon.com Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class C | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class C | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class C | Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class C | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	67.30%
Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Class C | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Class C | U.S. Government Agency Issues [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class C | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class C | Foreign Government Agency Issues [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class C | Collateralized Mortgage Obligations [Memeber]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(0.30%)
Class I | Fidelity Investments Money Market - Government Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Class I | United States Treasury Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class I | Apple Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class I | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class I | Amazon.com Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class I | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class I | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class I | Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class I | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class I | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	67.30%
Class I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Class I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Class I | U.S. Government Agency Issues [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class I | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class I | Foreign Government Agency Issues [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class I | Collateralized Mortgage Obligations [Memeber]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(0.30%)